Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Jul. 01, 2020
Document Creation Date	dei_DocumentCreationDate	Sep. 17, 2020